Real estate properties held for lease, net (Properties Held for Lease) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 79,877,108	$ 69,031,522
Accumulated depreciation	(10,653,360)	(8,621,341)
Real estate properties held for lease, net	69,223,748	60,410,181
Depreciation expense	2,032,019	1,580,540	1,791,775
Real Estate Properties Held for Lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Collateral value	38,280,864	17,641,221
Elementary Schools [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	3,485,673	3,498,308
Basement Parking [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	1,979,104	1,986,277
Kindergartens [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	8,040,216	8,523,103
Parking Facilities [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	19,238,109	11,390,228
Clubhouses [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	6,811,668	6,130,231
Shopping Mall [Member]
Property Subject to or Available for Operating Lease [Line Items]
Total costs	$ 40,322,338	$ 37,503,375